One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110-2605

+1 617 728 7100 Main

+1 617 426 6567 Fax

www.dechert.com

JEREMY J. CLEMENS

jeremy.clemens@dechert.com

+1 617 728 7103 Direct

+1 617 275 8371 Fax

May 4, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (the “Registrant”)
File Nos. 333-35883 and 811-08361
Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on April 30, 2018.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 617.728.7103.

Sincerely,

/s/ Jeremy J. Clemens
Jeremy J. Clemens